Ordinary Shares (Details) $ in Thousands				6 Months Ended
	Feb. 10, 2020 USD ($)	Feb. 10, 2020 USD ($) shares	Jan. 27, 2020 USD ($) shares	Jun. 30, 2020 USD ($) Vote shares	Jun. 30, 2019 shares	Dec. 31, 2019 shares
Ordinary shares, authorized (in shares)				1,500,000,000		1,500,000,000
Number of ordinary shares issued		1,668,315	22,000,000	23,669,000
Gross proceeds from issuance of shares | $		$ 8,300	$ 110,000	$ 118,341
Issuance costs | $				$ 8,033
Summary of ordinary shares transactions:
As at January 1				666,906,000	666,577,000
Issuance in relation to public offering (in shares)		1,668,315	22,000,000	23,669,000
As at June 30				690,575,000	666,577,000
Votes per ordinary share | Vote				1
ADS
Number of ordinary shares issued		333,663	4,400,000
Issuance costs | $	$ 8,000
Summary of ordinary shares transactions:
Issuance in relation to public offering (in shares)		333,663	4,400,000